Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Langar Global HealthTech ETF
Shareholder Report [Line Items]
Fund Name	Langar Global HealthTech ETF
Class Name	Langar Global HealthTech ETF
Trading Symbol	LGHT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Langar Global HealthTech ETF for the period January 9, 2024 (commencement of operations) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/LGHT. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://etfpages.com/LGHT
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LGHT	$84¹	0.85%

¹	Based on operations for the period from January 9, 2024 to December 31, 2024. Expenses for the full fiscal year would be higher.

Expenses Paid, Amount	$ 84 [1]
Expense Ratio, Percent	0.85%
Expenses Short Period Footnote [Text Block]	Based on operations for the period from January 9, 2024 to December 31, 2024. Expenses for the full fiscal year would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the period January 9, 2024 to December 31, 2024, the Fund returned 1.40%. The Fund underperformed the S&P 500 Index, which returned 25.32%, but outperformed the S&P 500 Health Index index, which returned -0.41% for the same period.

What Factors Influenced Performance?

Event #1: Cybersecurity Attack on U.S. Hospitals

• Impact: The Fund's holdings serving small and medium-sized hospitals faced disruptions.

o Outcome: Short-term market volatility and negative impact on the Fund’s performance.

Event #2: Tailwind from Artificial Intelligence (AI) Adoption

• Impact: Companies leveraging AI continued to benefit, driving growth in the HealthTech industry and positively impacting the Fund's holdings.

• Response: This trend aligns with the Adviser's core investment thesis. No additional actions were taken beyond the strategy outlined in the Fund's Prospectus.

Event #3: Commercialization of GLP-1 Drugs by Big Pharma

• Impact: Discussions around GLP-1 drugs grew within the healthcare industry.

• Response: The Fund does not include Big Pharma companies developing these drugs, so no action was needed.

o Outcome: This benefited the Fund as Big Pharma companies experienced a pullback in 2H’24, leading other ETFs to underperform relative to LGHT.

• Top Performers: Intuitive Surgical (ISRG), Insulet Corp (PODD), and Doximity (DOCS)

• Lagging Performers: Moderna (MRNA), Dexcom (DXCM), and Siemens Healthineers AG (SMMNY)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance

From January 9, 2024 through December 31, 2024

Initial Investment of $10,000

Average Annual Return [Table Text Block]	Average Annual Total Returns
	3 Month	6 Month	Since Inception
LGHT	-5.49%	-1.46%	1.40%
S&P 500 Index	2.41%	8.44%	25.32%
S&P 500 Health Care Index	-10.30%	-4.85%	-0.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,028,017
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 15,772
Investment Company, Portfolio Turnover	35.17%
Additional Fund Statistics [Text Block]	Key Fund Statistic (as of December 31, 2024)

Fund Size	$2,028,017
Number of Holdings	34
Net Advisory Fee	$15,772
Portfolio Turnover	35.17%

Holdings [Text Block]	What did the Fund invest in? (as of December 31, 2024) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
Intuitive Surgical Inc	12.9%
Siemens Healthineers AG	8.2%
GE HealthCare Technologies Inc	7.0%
ResMed Inc	5.1%
IQVIA Holdings Inc	4.7%
Koninklijke Philips NV	4.4%
Dexcom Inc	4.4%
Veeva Systems Inc	4.3%
Sonova Holding AG	4.2%
Insulet Corp	4.0%

[1]	Based on operations for the period from January 9, 2024 to December 31, 2024. Expenses for the full fiscal year would be higher.